COMMON STOCK AND STOCK INCENTIVE PLANS (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended							12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Mar. 21, 2013 One-for-Three Reverse Share Split	Dec. 31, 2013 Parent	Dec. 31, 2012 Parent	Mar. 21, 2013 Parent	Dec. 31, 2013 2006 Equity Incentive Plan	Dec. 31, 2012 2006 Equity Incentive Plan	Dec. 31, 2011 2006 Equity Incentive Plan	Dec. 31, 2013 2006 Equity Incentive Plan Options and restricted stock units	Dec. 31, 2013 2006 Equity Incentive Plan Stock options	Dec. 31, 2013 2006 Equity Incentive Plan Stock options Maximum	Dec. 31, 2013 2006 Equity Incentive Plan Stock options and stock appreciation rights Minimum	Dec. 31, 2013 2006 Equity Incentive Plan ISO Minimum	Dec. 31, 2013 2006 Equity Incentive Plan ISO Maximum	Dec. 31, 2013 The 1997 Stock Plan	Dec. 31, 2013 The 1997 Stock Plan Stock options	Dec. 31, 2013 The 1997 Stock Plan Stock options Minimum	Dec. 31, 2013 The 1997 Stock Plan ISO	Dec. 31, 2013 The 1997 Stock Plan ISO Minimum	Dec. 31, 2013 The 1997 Stock Plan ISO Maximum	Dec. 31, 2013 2001 Director Option Plan item	Dec. 31, 2013 2001 Director Option Plan Stock options	Mar. 21, 2013 Previously reported
COMMON STOCK AND STOCK INCENTIVE PLANS
Authorized share capital (in shares)	250,000,000	250,000,000			250,000,000	750,000,000	750,000,000	750,000,000																		750,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375			$ 0.00375	$ 0.00125	$ 0.00125	$ 0.00125																		$ 0.00125
Reverse share split ratio	0.33	0.33			0.33	0.33	0.33
Number of shares authorized									1,500,000
Number of shares transferred from the prior plan									8,470,518
Number of awards outstanding (in shares)												1,733,755							19,041						0
Vesting period			1 year	4 years									4 years						4 years
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant															100.00%	110.00%				100.00%		110.00%
Percentage of voting power required of the company's stock for specified exercise price																10.00%						10.00%
Expiration term														7 years			5 years				5 years		10 years		10 years
Percentage of voting power required of the company's stock for specified vesting period																	10.00%				10.00%
Termination period of options on death or permanent disability of an option holder																					12 months
Termination period of options on termination of employment for any other reason																					3 months
Aggregate fair market value of the ordinary shares exercisable in any calendar year by any one option holder																					$ 100,000
Percentage of shares vesting under first option grants on each of the first four anniversaries of its date of grant																								25.00%
Number of anniversaries for vesting of first option grants																								4
Percentage of shares vesting under subsequent option grants on the first anniversary of its date of grant																								100.00%
Number of ordinary shares available for issuance pursuant to future grants									1,355,278	1,706,901	3,508,205							0